Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments
Fixed income securities, at fair value (amortized cost $4,534,157 and $4,695,151)	$ 4,872,174	$ 4,991,203
Mortgage loans	614,380	614,184
Equity securities, at fair value (cost $208,635 and $209,122)	218,078	205,822
Limited partnership interests	330,303	281,115
Short-term, at fair value (amortized cost $92,699 and $108,277)	92,698	108,279
Policy loans	40,289	40,462
Other	2,580	983
Total investments	6,170,502	6,242,048
Cash	15,755	15,908
Deferred policy acquisition costs	137,358	141,189
Reinsurance recoverable	248,073	253,669
Accrued investment income	52,278	54,333
Reinsurance receivable from parent	2,014	3,755
Current income taxes receivable	4,787	4,817
Other assets	133,007	105,982
Separate Accounts	290,798	317,316
Total assets	7,054,572	7,139,017
Liabilities
Contractholder funds	3,018,733	3,185,887
Reserve for life-contingent contract benefits	2,140,888	2,095,316
Deferred income taxes	247,652	215,504
Other liabilities and accrued expenses	88,335	130,826
Payable to affiliates, net	5,280	8,375
Separate Accounts	290,798	317,316
Total liabilities	5,791,686	5,953,224
Commitments and Contingent Liabilities (Note 11)
Shareholder's equity
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding	2,500	2,500
Additional capital paid-in	140,529	140,529
Retained income	938,217	886,816
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	2,955	522
Other unrealized net capital gains and losses	222,854	189,731
Unrealized adjustment to DAC, DSI and insurance reserves	(43,467)	(32,465)
Total unrealized net capital gains and losses	182,342	157,788
Unrealized foreign currency translation adjustments	(702)	(1,840)
Total accumulated other comprehensive income	181,640	155,948
Total shareholder's equity	1,262,886	1,185,793
Total liabilities and shareholder's equity	$ 7,054,572	$ 7,139,017